Unaudited Interim Condensed Consolidated Balance Sheet (Parentheticals) - $ / shares		Sep. 30, 2024	Mar. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, authorized shares	[1]	500,000,000	500,000,000
Ordinary shares, shares issued	[1]	14,500,000	125,000,000
Ordinary shares, shares outstanding	[1]	14,500,000	125,000,000

[1]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 15.